ACCOUNTING STANDARDS ISSUED BUT NOT YET APPLIED	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
ACCOUNTING STANDARDS ISSUED BUT NOT YET APPLIED
ACCOUNTING STANDARDS ISSUED BUT NOT YET APPLIED
In October 2017, the IASB issued amendments to IAS 28 “Investments in Associates and Joint Ventures” to clarify that the impairment provisions in IFRS 9 apply to financial instruments in an associate or joint venture that are not accounted for using the equity method, including long-term interests that form part of the net investment in the associate or joint venture. The amendments are effective January 1, 2019 with earlier adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of the amendments on its consolidated financial statements.
In June 2017, the IASB issued IFRIC 23 "Uncertainty over Income Tax Treatments". The interpretation provides guidance on how to reflect the effects of uncertainty in accounting for income taxes where IAS 12 is unclear. The interpretation is effective January 1, 2019. The Company is assessing the impact of this interpretation on its consolidated financial statements.
In January 2016, the IASB issued IFRS 16 “Leases”, which provides guidance on accounting for leases. The new standard replaces IAS 17 “Leases” and related interpretations. IFRS 16 eliminates the distinction between operating leases and financing leases for lessees. The new standard is effective January 1, 2019 with earlier adoption permitted providing that IFRS 15 has been adopted. The new standard is required to be applied retrospectively, with a policy alternative of restating comparative prior periods or recognizing the cumulative adjustment in opening retained earnings at the date of adoption. The Company is assessing the impact of this standard on its consolidated financial statements.
IFRS 15 "Revenue from Contracts with Customers"
In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” to provide guidance on the recognition of revenue and cash flows arising from an entity’s contracts with customers, and related disclosures. The new standard replaces several existing standards related to recognition of revenue and states that revenue should be recognized as performance obligations related to the goods or services delivered are settled. IFRS 15 also provides revenue accounting guidance for contract modifications and multiple-element contracts and prescribes additional disclosure requirements. In 2015, the IASB deferred the effective date for the new standard to January 1, 2018. The new standard is required to be adopted retrospectively, with earlier adoption permitted.
Effective January 1, 2018, the Company retrospectively adopted IFRS 15. Adoption of the new standard did not have a significant impact on the Company’s recognition and measurement of revenue; however, it will require certain additional disclosures.
Upon adoption of IFRS 15, the Company applied the practical expedient such that contracts that were completed in the comparative periods have not been restated.
IFRS 9 "Financial Instruments"
Effective January 1, 2014, the Company adopted the version of IFRS 9 “Financial Instruments” issued November 2013. In July 2014, the IASB issued amendments to IFRS 9 to include accounting guidance to assess and recognize impairment losses on financial assets based on an expected loss model. The amendments are effective January 1, 2018 and are required to be adopted retrospectively.
Effective January 1, 2018, the Company adopted the amendment to IFRS 9 and elected to apply the limited exemption in IFRS 9 relating to transition for impairment. Adoption of the amendment did not have a significant impact on the Company’s previous accounting for impairment of financial assets.